INCOME TAX EXPENSES - Schedule of Profit Before Income Tax Differs from the Theoretical Amount (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Profit Before Income Tax Differs From The Theoretical Amount Abstract
(Loss)/Profit before tax	$ (8,072,948)	$ 692,824
Tax at the Singapore statutory rate	1,372,401	(117,781)
Difference from the effect of tax rates in a foreign jurisdiction	(1,088,176)	(33,994)
Tax losses-unrecognized deferred tax assets	(141,243)	(39,238)
Non-deductible expenses	(328,499)	7,050
Other non-taxable Income	62,479	(28,749)
Income tax expenses	$ (123,038)	$ (90,838)